INCOME TAX EXPENSES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INCOME TAX EXPENSES
(Loss) Profit before tax expenses	$ (283)	$ 1,353	$ 1,804
Tax at the domestic income tax rate applicable to profits in the countries where the Company operates	(71)	596	429
Tax effect of non-taxable income	361	(299)	(218)
Income tax expense	$ 290	$ 297	$ 211